Related Parties - Summary of Transactions with Equity-Accounted Investee (Detail) - Saaranya Hospitality Technologies Private Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Loan given		$ 55
Interest income	$ 3	3
Balance Outstanding
Loan outstanding	$ 53	$ 55